UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 6/30/12 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2012

Shares		Value
COMMON STOCKS (72.7%)
	CONSUMER DISCRETIONARY (13.3%)
6,000	Arbitron, Inc.	$210,000
2,200	AutoZone, Inc. *	807,774
3,000	Bed Bath & Beyond, Inc. *	185,400
5,400	BorgWarner, Inc. *(1)	354,186
16,000	Brinker International, Inc.	509,920
2,000	Buffalo Wild Wings, Inc. *	173,280
1,000	Chipotle Mexican Grill, Inc. *	379,950
2,400	Coach, Inc.	140,352
5,000	Darden Restaurants, Inc.	253,150
3,600	Deckers Outdoor Corp. *(1)	158,436
8,000	Dick’s Sporting Goods, Inc.	384,000
6,000	Domino’s Pizza, Inc.	185,460
3,000	DSW, Inc. Class A	163,200
2,000	Fossil, Inc. *	153,080
2,700	Genesco, Inc. *	162,405
3,000	Genuine Parts Co.	180,750
2,000	Gildan Activewear, Inc.	55,040
1,000	John Wiley & Sons, Inc. Class A	48,990
6,000	Johnson Controls, Inc.	166,260
4,000	Life Time Fitness, Inc. *	186,040
14,000	LKQ Corp. *	467,600
3,200	Luxottica Group S.p.A. ADR	111,776
6,000	McDonald’s Corp.	531,180
5,400	Monro Muffler Brake, Inc.	179,496
9,600	Movado Group, Inc.	240,192
2,000	NIKE, Inc. Class B	175,560
4,000	O’Reilly Automotive, Inc. *	335,080
3,600	Peet’s Coffee & Tea, Inc. *(1)	216,144
6,100	Penn National Gaming, Inc. *	271,999
4,500	Pool Corp.	182,070
6,000	PVH Corp.	466,740
1,000	Ralph Lauren Corp.	140,060
3,200	Signet Jewelers Ltd.	140,832
3,000	Starbucks Corp.	159,960
4,000	Sturm, Ruger & Co., Inc. (1)	160,600
3,000	Tim Hortons, Inc.	157,920
18,000	TJX Companies, Inc. (The)	772,740
5,000	Ulta Salon, Cosmetics & Fragrance, Inc.	466,900
2,000	Under Armour, Inc. Class A *(1)	188,960
2,200	VF Corp.	293,590
3,400	Warnaco Group, Inc. (The) *	144,772
4,000	Williams-Sonoma, Inc.	139,880
10,000	Wolverine World Wide, Inc.	387,800
9,400	Yum! Brands, Inc.	605,548
		11,795,072
	CONSUMER STAPLES (6.2%)
2,500	Boston Beer Co., Inc. (The) Class A *(1)	302,500
3,300	British American Tobacco PLC ADR	336,996
4,000	Bunge Ltd.	250,960
7,000	Casey’s General Stores, Inc.	412,930
12,800	Church & Dwight Co., Inc.	710,016
2,000	Costco Wholesale Corp.	190,000
6,000	Energizer Holdings, Inc. *	451,500
15,450	Flowers Foods, Inc.	358,904
4,000	General Mills, Inc.	154,160
5,000	Harris Teeter Supermarkets, Inc.	204,950
3,000	Herbalife Ltd.	144,990

Shares		Value
14,400	Hormel Foods Corp.	$438,048
3,400	Ingredion, Inc.	168,368
4,800	J&J Snack Foods Corp.	283,680
2,000	PepsiCo, Inc.	141,320
9,000	Reynolds American, Inc.	403,830
3,000	TreeHouse Foods, Inc. *	186,870
3,300	Whole Foods Market, Inc.	314,556
		5,454,578
	ENERGY (1.3%)
12,000	Atwood Oceanics, Inc. *	454,080
6,000	Enbridge, Inc.	239,520
5,400	FMC Technologies, Inc. *	211,842
3,000	Noble Energy, Inc.	254,460
		1,159,902

	FINANCIALS (6.8%)
4,000	Affiliated Managers Group, Inc. *	437,800
6,300	AFLAC, Inc.	268,317
1,000	Allied World Assurance Co. Holdings AG	79,470
7,400	American Tower Corp. REIT	517,334
3,000	Ameriprise Financial, Inc.	156,780
11,700	Arch Capital Group Ltd. *	464,373
4,400	Bank of Montreal	243,144
5,500	Bank of Nova Scotia	284,845
3,300	BlackRock, Inc.	560,406
5,600	BOK Financial Corp.	325,920
4,600	Camden Property Trust REIT	311,282
2,400	FBL Financial Group, Inc. Class A	67,224
7,000	HCP, Inc. REIT	309,050
4,000	LTC Properties, Inc. REIT	145,120
2,000	M&T Bank Corp.	165,140
4,000	PartnerRe Ltd.	302,680
2,800	Portfolio Recovery Associates, Inc. *	255,528
2,000	ProAssurance Corp.	178,180
4,600	Prosperity Bancshares, Inc. (1)	193,338
6,000	Royal Bank of Canada	307,320
3,000	Saul Centers, Inc. REIT	128,610
3,000	Stifel Financial Corp. *	92,700
3,800	T. Rowe Price Group, Inc.	239,248
		6,033,809

	HEALTH CARE (9.9%)
14,000	Akorn, Inc. *	220,780
11,000	Alexion Pharmaceuticals, Inc. *	1,092,300
2,800	Allergan, Inc.	259,196
2,400	Bio-Reference Laboratories, Inc. *(1)	63,072
3,000	C.R. Bard, Inc.	322,320
6,400	Cerner Corp. *	529,024
6,000	Edwards Lifesciences Corp. *	619,800
4,000	Endo Health Solutions, Inc. *	123,920
8,800	Express Scripts Holding Co. *	491,304
4,600	Fresenius Medical Care AG & Co. KGaA ADR	324,714
7,700	Henry Schein, Inc. *	604,373
6,000	HMS Holdings Corp. *	199,860
7,000	IDEXX Laboratories, Inc. *	672,910
3,000	Mednax, Inc. *	205,620
3,000	Mettler-Toledo International, Inc. *	467,550
2,800	MWI Veterinary Supply, Inc. *	287,756
5,750	Neogen Corp. *	265,650

1

Value Line Asset Allocation Fund, Inc.

June 30, 2012

Shares		Value
2,000	Novo Nordisk A/S ADR	$290,680
1,700	Orthofix International N.V. *	70,125
7,000	Owens & Minor, Inc.	214,410
9,000	ResMed, Inc. *	280,800
3,600	SXC Health Solutions Corp. *	357,156
6,000	Teva Pharmaceutical Industries Ltd. ADR	236,640
8,300	Thermo Fisher Scientific, Inc.	430,853
4,400	Volcano Corp. *	126,060
		8,756,873

	INDUSTRIALS (18.6%)
7,000	Actuant Corp. Class A	190,120
6,600	Acuity Brands, Inc.	336,006
5,000	Advisory Board Co. (The) *	247,950
15,250	AMETEK, Inc.	761,127
4,000	Atlas Air Worldwide Holdings, Inc. *	174,040
3,000	C.H. Robinson Worldwide, Inc.	175,590
6,400	Canadian National Railway Co.	540,032
5,200	Carlisle Companies, Inc.	275,704
5,000	Chicago Bridge & Iron Co. N.V.	189,800
3,300	CLARCOR, Inc.	158,928
3,000	Clean Harbors, Inc. *	169,260
6,000	Copart, Inc. *	142,140
10,400	Danaher Corp.	541,632
8,000	Donaldson Co., Inc.	266,960
5,000	EnerSys *	175,350
3,300	Esterline Technologies Corp. *	205,755
5,000	Exelis, Inc.	49,300
5,000	FedEx Corp.	458,050
2,000	Healthcare Services Group, Inc.	38,760
8,950	HEICO Corp.	353,704
13,000	IDEX Corp.	506,740
3,000	IHS, Inc. Class A *	323,190
2,800	II-VI, Inc. *	46,676
2,500	ITT Corp.	44,000
3,300	J.B. Hunt Transport Services, Inc.	196,680
11,400	Kansas City Southern	792,984
8,400	Kirby Corp. *	395,472
3,500	L-3 Communications Holdings, Inc.	259,035
7,000	Lincoln Electric Holdings, Inc.	306,530
10,000	Parker Hannifin Corp.	768,800
4,600	Precision Castparts Corp.	756,654
15,000	Republic Services, Inc.	396,900
3,000	Rockwell Collins, Inc.	148,050
15,000	Rollins, Inc.	335,550
7,200	Roper Industries, Inc.	709,776
11,000	Rush Enterprises, Inc. Class A *	179,850
8,600	Stericycle, Inc. *	788,362
7,000	Teledyne Technologies, Inc. *	431,550
5,000	Toro Co. (The)	366,450
2,500	TransDigm Group, Inc. *	335,750
2,000	Triumph Group, Inc.	112,540
4,000	U.S. Ecology, Inc.	70,960
2,400	Union Pacific Corp.	286,344
800	United Stationers, Inc.	21,560
10,000	United Technologies Corp.	755,300
2,000	Valmont Industries, Inc.	241,940
3,200	W.W. Grainger, Inc.	611,968
19,350	Waste Connections, Inc.	578,952
5,600	Woodward Inc.	220,864
		16,439,635

Shares		Value
	INFORMATION TECHNOLOGY (8.1%)
3,000	Accenture PLC Class A	$180,270
5,000	Alliance Data Systems Corp. *(1)	675,000
10,000	Amphenol Corp. Class A	549,200
2,400	Anixter International, Inc.	127,320
15,000	ANSYS, Inc. *	946,650
600	Apple, Inc. *	350,400
3,000	Blackbaud, Inc.	77,010
4,000	Check Point Software Technologies Ltd. *	198,360
4,000	Cognizant Technology Solutions Corp. Class A *	240,000
3,000	Coherent, Inc. *	129,900
2,500	Equinix, Inc. *	439,125
5,100	j2 Global, Inc. (1)	134,742
3,600	Liquidity Services, Inc. *	184,284
500	MasterCard, Inc. Class A	215,055
4,000	MICROS Systems, Inc. *	204,800
12,000	NCR Corp. *	272,760
4,000	Rackspace Hosting, Inc. *	175,760
4,500	Salesforce.com, Inc. *	622,170
900	Synchronoss Technologies, Inc. *	16,623
9,000	TIBCO Software, Inc. *	269,280
6,000	Trimble Navigation Ltd. *	276,060
3,000	Ultimate Software Group, Inc. (The) *	267,360
6,000	VeriFone Systems, Inc. *	198,540
2,100	VMware, Inc. Class A *	191,184
4,000	Wright Express Corp. *	246,880
		7,188,733

	MATERIALS (5.8%)
4,000	Air Products & Chemicals, Inc.	322,920
4,000	Albemarle Corp.	238,560
7,000	AptarGroup, Inc.	357,350
3,200	Balchem Corp.	104,352
3,700	Ball Corp.	151,885
1,000	CF Industries Holdings, Inc.	193,740
6,000	Crown Holdings, Inc. *	206,940
2,700	Cytec Industries, Inc.	158,328
7,000	Ecolab, Inc.	479,710
3,400	Hawkins, Inc. (1)	129,812
2,000	NewMarket Corp.	433,200
6,400	Praxair, Inc.	695,872
6,000	Rockwood Holdings, Inc.	266,100
3,100	Scotts Miracle-Gro Co. (The) Class A (1)	127,472
2,000	Sherwin-Williams Co. (The)	264,700
8,400	Sigma-Aldrich Corp.	621,012
7,200	Valspar Corp. (The)	377,928
		5,129,881

	TELECOMMUNICATION SERVICES (1.1%)
2,400	AboveNet, Inc. *	201,600
4,000	Crown Castle International Corp. *	234,640
9,000	SBA Communications Corp. Class A *	513,450
800	TELUS Corp.	46,784
		996,474

	UTILITIES (1.6%)
4,800	Cleco Corp.	200,784
4,000	ITC Holdings Corp.	275,640
3,600	NorthWestern Corp.	132,120
4,000	ONEOK, Inc.	169,240

2

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
12,000	Questar Corp.	$250,320
2,600	South Jersey Industries, Inc.	132,522
6,000	Wisconsin Energy Corp.	237,420
		1,398,046

	TOTAL COMMON STOCKS (Cost $46,041,902) (72.7%)	64,353,003

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.4%)

$192,696	Federal Home Loan Mortgage Corp. 4.50%, 6/15/23	195,861
371,508	Federal Home Loan Mortgage Corp. 4.50%, 10/15/27	386,115
268,580	Federal Home Loan Mortgage Corp. 4.50%, 3/15/36	276,250
192,253	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316 5.00%, 9/1/21	206,545
1,000,000	Federal National Mortgage Association 1.25%, 1/30/17	1,015,763
83,053	Federal National Mortgage Association 5.00%, 12/25/32	84,415
598,273	Federal National Mortgage Association 4.50%, 4/1/40	643,895
103,188	Federal National Mortgage Association 4.50%, 7/1/40	111,057
474,251	Federal National Mortgage Association Pool #MA3894 4.00%, 9/1/31	510,732
758,715	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA 4.50%, 10/25/39	829,415
1,500,000	Federal National Mortgage Association TBA 3.50%, 7/1/42	1,576,641
621,016	Government National Mortgage Association 5.50%, 1/15/36	689,518

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,331,325) (7.4%)	6,526,207
CORPORATE BONDS & NOTES (6.8%)
	COMMUNICATIONS (1.5%)
1,000,000	Verizon Communications, Inc., 8.75%, 11/1/18	1,374,544
	CONSUMER, CYCLICAL (0.6%)
500,000	Johnson Controls, Inc., 3.75%, 12/1/21	519,262
	CONSUMER, NON-CYCLICAL (1.8%)
500,000	Coca-Cola Enterprises, Inc., 3.25%, 8/19/21	519,164

Principal
Amount		Value
$500,000	JM Smucker Co. (The), 3.50%, 10/15/21	$523,405
500,000	Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	525,889
		1,568,458
	DIVERSIFIED (0.6%)
500,000	General Electric Capital Corp. MTN, 3.35%, 10/17/16	526,703
	ENERGY (1.2%)
300,000	Husky Energy, Inc., 3.95%, 4/15/22	305,838
700,000	Schlumberger Investment SA, 3.30%, 9/14/21 (2)	733,386
		1,039,224
	FINANCIAL (1.1%)
500,000	JPMorgan Chase & Co., 3.15%, 7/5/16	514,202
500,000	Lincoln National Corp., 4.20%, 3/15/22	499,586
		1,013,788

	TOTAL CORPORATE BONDS & NOTES (Cost $5,590,377) (6.8%)	6,041,979

U.S. TREASURY OBLIGATIONS (9.0%)

	U.S. TREASURY NOTES & BONDS (9.0%)
600,000	U.S. Treasury Bonds, 6.25%, 8/15/23	871,500
1,000,000	U.S. Treasury Bonds, 5.50%, 8/15/28	1,439,531
500,000	U.S. Treasury Notes, 0.25%, 6/30/14	499,375
1,500,000	U.S. Treasury Notes, 1.88%, 6/30/15	1,563,984
1,800,000	U.S. Treasury Notes, 1.75%, 5/31/16	1,882,125
700,000	U.S. Treasury Notes, 1.88%, 10/31/17	738,500
1,000,000	U.S. Treasury Notes, 1.38%, 12/31/18	1,022,344
		8,017,359

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,835,121) (9.0%)	8,017,359
SHORT-TERM INVESTMENTS (5.0%)

	REPURCHASE AGREEMENTS (5.0%)
4,400,000	With Morgan Stanley, 0.14%, dated 06/29/12, due 07/02/12, delivery value $4,400,051 (collateralized by $3,940,000 U.S. Treasury Notes 3.13% due 05/15/21, with a value of $4,506,429)	4,400,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,400,000) (5.0%)	4,400,000

3

Value Line Asset Allocation Fund, Inc.

June 30, 2012

Shares		Value
COLLATERAL FOR SECURITIES ON LOAN (2.6%)

$2,337,523	State Street Navigator Prime Portfolio	$2,337,523

	TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $2,337,523) (2.6%)	2,337,523
	TOTAL INVESTMENT SECURITIES (103.5%) (Cost $72,536,248)	91,676,071

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.5%)		(3,133,068)
NET ASSETS (3) (100%)		$88,543,003
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($88,543,003 ÷ 3,976,842 shares outstanding)		$22.26

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2012, the market value of the securities on loan was $2,346,754.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)
For federal income tax purposes, the aggregate cost was $72,536,248, aggregate gross unrealized appreciation was $20,070,671, aggregate gross unrealized depreciation was $930,848 and the net unrealized appreciation was $19,139,823.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of June 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$64,353,003	$0	$0	$64,353,003
U.S. Government Agency Obligations	0	6,526,207	0	6,526,207
Corporate Bonds & Notes	0	6,041,979	0	6,041,979
U.S. Treasury Obligations	0	8,017,359	0	8,017,359
Short-Term Investments	0	4,400,000	0	4,400,000
Collateral For Securities on Loan	0	2,337,523	0	2,337,523

Total Investments in Securities	$64,353,003	$27,323,068	$0	$91,676,071

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended June 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended June 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 28, 2012